Trade Accounts Payable and Others (Details) - Schedule of Taxes Payable - BRL (R$) R$ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Trade Accounts Payable and Others (Details) - Schedule of Taxes Payable [Line Items]
Current, Taxes payable	R$ 26,321	R$ 25,894
Non current, Taxes payable	28,140	17,742
ISS payable [Member]
Trade Accounts Payable and Others (Details) - Schedule of Taxes Payable [Line Items]
Current, Taxes payable	996	681
Withholding taxes [Member]
Trade Accounts Payable and Others (Details) - Schedule of Taxes Payable [Line Items]
Current, Taxes payable	1,320	368
FUNRURAL payable [Member]
Trade Accounts Payable and Others (Details) - Schedule of Taxes Payable [Line Items]
Current, Taxes payable		36
PIS and COFINS payable [Member]
Trade Accounts Payable and Others (Details) - Schedule of Taxes Payable [Line Items]
Current, Taxes payable	9,223	3,988
IRPJ and CSLL payable [Member]
Trade Accounts Payable and Others (Details) - Schedule of Taxes Payable [Line Items]
Current, Taxes payable	10,881	15,456
Tax on value added - IVA (Paraguay/Bolivia) [Member]
Trade Accounts Payable and Others (Details) - Schedule of Taxes Payable [Line Items]
Current, Taxes payable	3,254	4,743
Non current, Taxes payable	8,954	9,973
Other taxes payable [Member]
Trade Accounts Payable and Others (Details) - Schedule of Taxes Payable [Line Items]
Current, Taxes payable	647	622
PIS and COFINS payable [Member]
Trade Accounts Payable and Others (Details) - Schedule of Taxes Payable [Line Items]
Non current, Taxes payable	10,405	4,213
IRPJ and CSLL payable [Member]
Trade Accounts Payable and Others (Details) - Schedule of Taxes Payable [Line Items]
Non current, Taxes payable	R$ 8,781	R$ 3,556